Net Income per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net income attributable to Weibo's shareholders	$ 342,598	$ 85,555	$ 428,319
Denominator:
Weighted average ordinary shares outstanding	235,560	235,164	228,814
Basic net income (loss) per share attributable to Weibo's shareholders (in dollars per share)	$ 1.45	$ 0.36	$ 1.87
Numerator:
Net income attributable to Weibo's shareholders	$ 342,598	$ 85,555	$ 428,319
Add: Effect on interest expenses and amortized issuance cost of convertible senior notes	529
Net income attributable to Weibo's shareholders for calculating diluted net income per share	$ 343,127	$ 85,555	$ 428,319
Denominator:
Weighted average ordinary shares outstanding	235,560	235,164	228,814
Shares used in computing diluted net income per share attributable to Weibo's shareholders	239,974	236,407	230,206
Diluted net income (loss) per share attributable to Weibo's shareholders (in dollars per share)	$ 1.43	$ 0.36	$ 1.86
Options and RSUs
Anti-dilutive share
Effects of dilutive securities	2,600,000	1,200,000	1,400,000
Anti-dilutive share excluded from the calculation of diluted net income per share	7,400,000	6,500,000	400,000
Employee and Non-Employee stock options
Denominator:
Effects of dilutive securities	14		68
Restricted share units
Denominator:
Effects of dilutive securities	2,625	1,243	1,324
Convertible Debt [Member]
Anti-dilutive share
Anti-dilutive share excluded from the calculation of diluted net income per share	0	5,900,000	6,800,000
Denominator:
Effects of dilutive securities	1,775